DIVIDENDS	12 Months Ended
Dec. 31, 2022
DIVIDENDS
DIVIDENDS

36      DIVIDENDS

On March 21, 2023, the Board of Directors proposed a final dividend of RMB0.036 per share, totaling RMB618 million for the year ended December 31, 2022, which is subject to the approval of the shareholders of the Company at the forthcoming annual general meeting.

On June 21, 2022, the general meeting of shareholders approved a final dividend of RMB0.0318 per share, totaling RMB545 million for the year ended December 31, 2021, which had been paid as of December 31, 2022.